Financial Instruments and Financial Risk Management (Details) - Schedule of financial instruments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	$ 11,017	$ 4,341	$ 3,717	$ 3,514
Trade receivable and other receivables (excluding prepaid expenses)	981	970
Long-term deposit	50	44
Restricted deposits		29
Assets	12,048	5,384
Liabilities:
Short-term loan		4
Contingent consideration	1,599	2,170
Convertible debentures		7,151
Lease liabilities	663	508	$ 166
Trade payables and other payables	1,632	1,790
IIA liability	140	116
Derivative financial instruments	1,448	1,637
Liabilities	5,482	13,376
Financial liabilities at amortized cost [Member]
Liabilities:
Short-term loan		4
Lease liabilities	663	508
Trade payables and other payables	1,632	1,790
IIA liability	140	116
Liabilities	2,435	2,418
Liabilities at fair value through profit or loss [Member]
Liabilities:
Contingent consideration	1,599	2,170
Convertible debentures		7,151
Derivative financial instruments	1,448	1,637
Liabilities	$ 3,047	$ 10,958